Revenue from contracts with customers	12 Months Ended
Dec. 31, 2018
Revenue From Contracts With Customers [Abstract]
Revenue from contracts with customers
Revenue from contracts with customers
The amounts shown in the table below are included in Sales and other operating revenues in the group income statement. An analysis of total sales and other operating revenues by segment and region is provided in Note 5.
Revenue from contracts with customers, by product

			$ million
	2018	2017	2016
Crude oil	65,276	49,670	32,284
Oil products	195,466	159,821	126,465
Natural gas, LNG and NGLs	21,745	16,196	11,337
Non-oil products and other revenues from contracts with customers	13,768	12,538	11,487
Revenues from contracts with customers	296,255	238,225	181,573

The group’s sales to customers of crude oil and oil products were substantially all made by the Downstream segment. The group’s sales to customers of natural gas, LNG and NGLs were made by the Upstream segment. A significant majority of the group’s sales of non-oil products and other revenues from contracts with customers were made by the Downstream segment.